SHARE OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 04, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Number of options exercised (shares)			13,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			2,461	0
Unrecognized compensation costs related to non-vested options granted			$ 1.2	$ 0.3
Ship Finance International Limited Share Option Scheme [Member]
Credit to additional paid-in capital			$ 0.4
Employee Stock Option [Member]
Number of options awarded (shares)	100,000	425,000
Initial strike price (usd per share)	$ 11.50	$ 12.35
New Options Granted During The Year [Member]
Term of options	5 years	5 years
Vesting period	3 years	3 years